Investment income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investment Income

Investment income
	2017	2016	2015
Dividend income	80	87	63
Realised gains/losses on disposal of debt securities	64	107	123
Impairments of available-for-sale debt securities			–17
Reversal of impairments of available-for-sale debt securities	3

Realised gains/losses and impairments of debt securities	67	107	106
Realised gains/losses on disposal of equity securities	48	236	67
Impairments of available-for-sale equity securities	–6	–13	–117

Realised gains/losses and impairments of equity securities	42	223	–50
Income from and fair value gains/losses on investment properties	3	4	4

Investment income	192	421	123

Summary of Impairments and Reversals of Impairment on Investments per Segment

Impairments and reversals of impairment on investments per segment
	Impairments			Reversal of impairments
	2017	2016	2015	2017	2016	2015
Retail Belgium			–5
Wholesale Banking	–5	–8	–129	3
Corporate Line Banking	–1	–5

	–6	–13	–134	3	–	–